Reinsurance Assets - Assets Arising from Reinsurance Contracts (Detail) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018		Jan. 01, 2018	[1]
Disclosure of types of insurance contracts [Line Items]
Reinsurance assets	€ 20,835	€ 20,507	[1]	€ 19,202
Continuing operation [member]
Disclosure of types of insurance contracts [Line Items]
Reinsurance assets	7,101	6,900
Exit of a business [member]
Disclosure of types of insurance contracts [Line Items]
Reinsurance assets	€ 13,734	€ 13,606

[1]	Amounts have been restated to reflect voluntary changes in accounting policies related to liability adequacy testing that was adopted by Aegon effective January 1, 2019. Refer to note 2.1.2 Voluntary changes in accounting policies for details about this change.